Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable, Net
	As of December 31, 2024	As of December 31, 2023
Loan receivable from third parties, current	—	75,797
Loan receivable from third parties, non current	443,787	98,560
Total	$443,787	$174,357

Schedule of Allowance for Credit Losses

The follow table presents movement of the allowance for credit losses:

	As of December 31, 2024	As of December 31, 2023
Balance at the beginning of the period	$562,106	$580,911
Provisions	—	(2,120)
Foreign exchange adjustment	(15,173)	(16,685)
Balance at the end of the period	$546,933	$562,106

Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Accounts receivable	$2,195,005	$4,254,184
Less: allowance for credit losses	(546,933)	(562,106)
Accounts receivable, net	$1,648,073	$3,692,078